Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 06, 2012
Document and Entity Information
Entity Registrant Name	SERVICEMASTER CO
Entity Central Index Key	0001052045
Document Type	S-4
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding		1,000
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY